Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Calculation of Basic and Diluted Net Loss Per Share applicable to Common Stockholders

The following table presents the calculation of basic and diluted net loss per share applicable to common stockholders:

	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss	$(2,637,068)	$(547,440)

Denominator:
Weighted-average number of common shares outstanding – basic and diluted	10,053,949	8,181,734

Net loss per share applicable to common stockholders – basic and diluted	$(0.26)	$(0.07)

The following table presents the calculation of basic and diluted net loss per share applicable to common stockholders:

	Year ended December 31,
	2002	2019
Numerator:
Net loss	$(2,847,894)	$(5,722,983)

Denominator:
Weighted-average number of common shares outstanding - basic and diluted	8,212,581	8,180,937

Net loss per share applicable to common stockholders - basic and diluted	$(0.35)	$(0.70)

Summary of Shares Excluded from Calculation of Diluted Net Loss per Share Applicable to Common Stockholders

The following shares were excluded from the calculation of diluted net loss per share applicable to common stockholders, prior to the application of the treasury stock method, because their effect would have been anti-dilutive for the periods presented:

	Three Months Ended March 31,
	2021	2020
Options to purchase shares of stock	3,665,072	3,369,144
Warrants to purchase shares of stock	721,913	474,723

Total	4,386,985	3,843,867

The following shares were excluded from the calculation of diluted net loss per share applicable to common stockholders, prior to the application of the treasury stock method, because their effect would have been anti-dilutive for the periods presented:

	Year ended December 31,
	2020	2019
Options to purchase shares of stock	3,596,444	3,369,144
Warrants to purchase shares of stock	721,913	474,723

Total	4,318,357	3,843,867